25. Long-term incentive plan	12 Months Ended
Dec. 31, 2019
Long-Term Incentive Plan [Abstract]
Long-term incentive plan

25. Long-term incentive plan

2011-2013 Plan, 2014-2016 Plan and 2018-2020 Plan

At the annual meeting on August 5, 2011, April 10, 2014 and April 19, 2018, the shareholders of TIM Participações S.A. approved the long-term incentive plans, respectively the “2011-2013 Plan”, the “2014-2016 Plan” and the "2018-2020 Plan" for the senior Management and key executives of the Company and its subsidiary.

The 2011-2013 and 2014-2016 Plans involve granting options, while the 2018-2020 Plan provides for the granting of shares.

The exercise of options under the 2011-2013 Plan depends on the achievement of specific performance targets, while the exercise of options of the 2014-2016 Plan is not subject to this condition. The Exercise Price is calculated with an upward or downward adjustment to the Base Share Price, according to share performance, as provided for in each Plan.

The 2018-2020 Plan, in turn, proposes granting to the participants shares issued by the Company, subject to certain time and/or performance conditions (attainment of specific targets). The number of shares may vary up or down depending on performance and possible declarations of dividends, considering the criteria specified for each Grant.

Share options of the 2011-2013 and the 2014-2016 Plans are effective for six years, and TIM Participações has no legal or informal obligation to repurchase or settle the options in cash. In the case of the 2018-2020 Plan, the effectiveness period is the same as the vesting period of three years. The 2018-2020 Plan, in turn, besides allowing for the transfer of shares, also provides for the possibility of making payments to the participants of the equivalent cash value.

The total amount of the expense is recognized during the vesting period: that is, the period during which specific vesting conditions must be met. On the date of each balance sheet, the Group reviews its estimates for the number of options that will vest, considering vesting conditions not related to the market and time with the company.

It should also be taken into account that in 2017 there were no new grants, only the calculations of the vesting period from past grants.

The variations in the quantity of shares/options are presented below:

Date of grant	Share options granted	Maturity Date	Exercise price	Balance at beginning of 2019 financial year	Granted in the period	Exercised in the period	Forfeited in the period	Failing due in the period	Balance at beginning of 2019 financial year

2018-2020 Plan - 2ª Grant	930,662	Jul/22	R$ 11.28	-	930,662	-	(33,418)	-	897,244
2018-2020 Plan – 1st Grant	849,932	Apr/21	R$ 14.41	466,514	-	(115,949)	(97,228)	-	253,337
2014-2016 Plan – 3rd Grant	3,922,204	Nov/22	R$ 8.10	895,522	-	(476,182)	-	-	419,340
2014-2016 Plan – 2nd Grant	3,355,229	Oct/21	R$ 8.45	292,523	-	(159,675)	-	-	132,848
2014-2016 Plan – 1st Grant	1,687,686	Sep/20	R$ 13.42	531,972	-	(32,511)	(121,175)	-	378,286
2011-2013 Plan – 3rd Grant	3,072,418	Jul/19	R$ 8.13	543,583	-	-	-	(543,583)	-
2011-2013 Plan – 2nd Grant	2,661,752	Sep/18	R$ 8.96	-	-	-	-	-	-
2011-2013 Plan – 1st Grant	2,833,595	Aug/17	R$ 8.84	-	-	-	-	-	-
Total	19,313,478			2,730,114	930,662	(784,317)	(251,821)	(543,583)	2,081,055
Average weighted price for the period			R$ 11.23

Date of grant	Share options granted	Maturity Date	Exercise price	Balance at beginning of 2018 financial year	Granted in the period	Exercised in the period	Forfeited in the period	Failing due in the period	Balance at beginning of 2018 financial year

2018-2020 Plan – 1st Grant	849,932	May/20	14.41	-	849,932		(383,418)	-	466,514
2014-2016 Plan – 3rd Grant	3,922,204	Nov/22	8.10	2,684,284		(510,884)	(1,277,878)	-	895,522
2014-2016 Plan – 2nd Grant	3,355,229	Oct/21	8.45	1,240,740		(656,268)	(291,949)	-	292,523
2014-2016 Plan – 1st Grant	1,687,686	Sep/20	13.42	658,720		(27,424)	(99,324)	-	531,972
2011-2013 Plan – 3rd Grant	3,072,418	Jul/19	8.13	694,936			(151,353)	-	543,583
2014-2016 Plan – 2nd Grant	2,661,752	Sep/18	8.96	194,756				(194,756)	-
2014-2016 Plan – 1st Grant	2,833,595	Aug/17	8.84	-				-	-
Total	18,382,816			5,473,436	849,932	(1,194,576)	(2,203,922)	(194,756)	2,730,114
Average weighted price for the period			10.26

Below are the significant data included in the model:

Date of grant	Weighted average base price of shares during the vesting period of the grant	Volatility	Expected useful life of the option	Annual interest rate without risk
2011 Grant	R$ 8.84	51.73% p.a	6 years	11.94% p.a
2012 Grant	R$ 8.96	50.46% p.a	6 years	8.89% p.a
2013 Grant	R$ 8.13	48.45% p.a	6 years	10.66% p.a
2014 Grant	R$ 13.42	44.60% p.a	6 years	10.66% p.a
2015 Grant	R$ 8.45	35.50% p.a	6 years	16.10% p.a
2016 Grant	R$ 8.10	36.70% p.a	6 years	11.73% p.a
2018 Grant	R$ 14.41	NA	3 years	NA
2019 Grant	R$ 11.28	NA	3 years	NA

The Base Share Price was calculated using the weighted prices of the shares of TIM Participações, during the following periods:

  2011-2013 Plan – 1st Grant - Volume traded and the trading price of the shares in TIM Participações in the 30 day period prior to July 20, 2011 (the date when the Board of Directors of TIM Participações approved the benefit).

  2011-2013 Plan– 2nd Grant - Volume traded and the trading price of TIM Participações shares during the period July 1, 2012 to August 31, 2012.

  2011-2013 Plan– 3rd Grant - Volume traded and the trading price of TIM Participações shares during the 30 day period preceding July 20, 2013.

  2014-2016 Plan– 1st Grant - Volume traded and the trading price of TIM Participações shares during the 30 day period preceding the date determined by the Board of Directors of TIM Participações (September 29, 2014).

  2014-2016 Plan– 2nd Grant - Volume traded and the trading price of TIM Participações shares during the 30 day period preceding the date determined by the Board of Directors of TIM Participações (September 29, 2015).

  2014-2016 Plan– 3rd Grant - Volume traded and the trading price of TIM Participações shares during the 30 day period preceding the date determined by the Board of Directors (September 29, 2016).

  2018-2020 Plan – 1st Grant - Volume traded and the trading price of TIM Participações shares during the period from March 1, 2018 to March 31, 2018.

  2018-2020 Plan – 2nd Grant - Volume traded and the trading price of Tim Participações shares during the period from June 1, 2019 to June 30, 2019.

The Company recognizes the impact of review of its initial estimates, if any, in the statement of income, with a contra-entry in shareholders’ equity. As at December 31, 2019 the expenses related to said long-term benefit plans totaled R$2,359 (R$ 4,291 as at December 31, 2018).